Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plan [Line Items]
Credited service period	90 days
Salary reduction set by law	$ 17
Employer contribution as percentage of participant's eligible salary (percent)	6.00%
Employer contribution, amount	$ 435	$ 351	$ 297
Minimum
Employee Benefit Plan [Line Items]
Employer contribution, matching percentage (percent)	50.00%
Maximum
Employee Benefit Plan [Line Items]
Employer contribution, matching percentage (percent)	100.00%